ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Status of Our Business - General Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2014
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Costs and expenses	$ 22,846	$ 13,394
Cash	10,327	$ 18,374	$ 591	$ 12,956	$ 35,270
Current liabilities	$ 1,743		$ 2,169